Pension and Other Employee Benefit Plans (Components of Net Periodic Costs of Severance Indemnities and Pension Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the fiscal year	¥ 30,460	¥ 33,190	¥ 39,672
Interest costs on projected benefit obligations	6,917	5,636	5,790
Expected return on plan assets	(36,322)	(37,051)	(41,887)
Amortization of prior service cost (benefits)	(4,854)	(4,820)	(2,378)
Amortization of net actuarial loss (gain)	(19,453)	(20,485)	1,671
Special termination benefits	7,269	10,791	9,569
Loss (gain) on settlement	0	0	(3,945)
Net periodic benefit cost	¥ (15,983)	¥ (12,739)	¥ 8,492
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) Excluding Service Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest Expense, Deposits
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]	Investment Income, Interest